STOCKHOLDERS' EQUITY - Common Stock (Details)	Dec. 21, 2020 Vote	Dec. 31, 2020 $ / shares shares	Dec. 22, 2020 $ / shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Par value per share | $ / shares		$ 0.0001		$ 0.0001
Shares authorized		200,000,000		200,000,000
Shares issued		41,046,216		5,285,054
Shares outstanding		41,046,216		5,285,054
AerSale Aviation
Class of Stock [Line Items]
Number of votes per common share | Vote	1
Merger consideration per share | $ / shares			$ 10.00